Revenue from contracts with customers (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	SFr 11,274	SFr 10,225	SFr 9,477
Other securities business [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	56	66	63
Underwriting [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	2,493	2,255	1,564
Brokerage [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	3,067	3,242	2,891
Investment Advice [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	3,497	3,187	3,438
Service, Other [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	2,161	1,475	1,521
Bank
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	11,353	10,317	9,495
Bank | Other securities business [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	61	73	89
Bank | Underwriting [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	2,560	2,348	1,602
Bank | Brokerage [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	3,087	3,243	2,898
Bank | Investment Advice [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	3,401	3,087	3,295
Bank | Service, Other [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	SFr 2,244	SFr 1,566	SFr 1,611